SUPPLEMENT DATED JULY 29, 2026
      TO THE PROSPECTUS AND SUMMARY PROSPECTUSES EACH DATED MAY 1, 2026
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                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                          VARIABLE SEPARATE ACCOUNT
                   Polaris Platinum III Variable Annuity
                Polaris Preferred Solution Variable Annuity

                        VARIABLE ANNUITY ACCOUNT SEVEN
                  Polaris Platinum O-Series Variable Annuity

                 THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

        THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                   Polaris Platinum Elite Variable Annuity
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This supplement updates certain information in the Appendix A - Investment Options Available Under the Contract to the most recent prospectus, updating summary prospectus, and initial summary prospectus (collectively, the "Prospectus").

Effective on or about July 29, 2026, the Current Expenses for below Underlying Funds have been updated as follows.

--------------------------------------------------------  ----------  -----------------
 Underlying Fund Name                                        Share       New Current
                                                             Class         Expense
--------------------------------------------------------  ----------  -----------------
SA Allocation Aggressive Portfolio                         Class 3          1.05%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Balanced Portfolio                           Class 3          1.03%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Moderate Portfolio                           Class 3          1.04%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Moderately Aggressive Portfolio              Class 3          1.03%*
--------------------------------------------------------  ----------  -----------------
SA American Century Inflation Managed Portfolio            Class 3          0.93%
--------------------------------------------------------  ----------  -----------------
SA Franklin Allocation Moderately Aggressive Portfolio	   Class 3          1.18%*
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* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. For additional information, see the Underlying Fund prospectus available online at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.

             Please keep this supplement with your Prospectus.